Note 11 - Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)	582,811	539,246	506,200
Granted (in Shares)		49,600	46,000
Exercised (in Shares)		(200)	2,750
Forfeiture (in Shares)	(25,533)
Expired (in Shares)	1,627	5,835	10,204
Balance at end of period (in Shares)	555,651	582,811	539,246
Options exercisable, end of year (in Shares)	544,619	522,106	439,661
Outstanding, beginning of period,	$ 32.00	$ 34.80	$ 38.90
Granted	0.00	11.70	24.20
Exercised	0.00	23.20	25.70
Forfeiture	20.36
Expired	291.07	126.40	192.40
Balance at end of period	31.75	32.00	34.80
Options exercisable, end of year	32.16	33.00	34.90
Outstanding, beginning of period,	17.20	18.80	22.10
Granted	0.00	7.50	12.00
Exercised	0.00	12.00	16.80
Forfeiture	14.19	0.00	0.00
Expired	228.92	96.00	132.90
Balance at end of period	16.69	17.20	18.80
Options exercisable, end of year	$ 16.91	$ 17.90	$ 19.60